Average Annual Total Returns - Class K - iShares Edge MSCI Min Vol USA Index Fund - Class K Shares	Nov. 27, 2020
Average Annual Return:
1 Year	28.34%
Since Inception	12.60%
Inception Date	Jul. 13, 2016
After Taxes on Distributions
Average Annual Return:
1 Year	27.54%
Since Inception	11.81%
Inception Date	Jul. 13, 2016
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	17.17%
Since Inception	9.72%
Inception Date	Jul. 13, 2016